STRADLEY RONON STEVENS & YOUNG, LLP
2600 One Commerce Square
Philadelphia, PA  19103
(215) 564-8000

February 29, 2012

FILED VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549
Attn:  Filing Desk

Re:     Delaware Group Equity Funds I (the "Registrant")
File Nos. 811-00249; 002-10765
Rule 497(j) Filing

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, this letter serves as certification that the forms of Prospectuses and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from those filed in Post-Effective Amendment No. 129 (the "Amendment") to the Trust's Registration Statement on Form N-1A.  The Amendment was filed with the Securities and Exchange Commission electronically on February 28, 2012.

Please direct any questions or comments relating to this certification to me at (215) 564-8099.

Sincerely,

/s/ Jonathan M. Kopcsik
Jonathan M. Kopcsik

cc:           David F. Connor
Bruce G. Leto